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         Supplement Dated May 15, 1998 to Prospectus Dated May 1, 1998

                            JPF SEPARATE ACCOUNT B

                                      OF

                 JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY

Effective May 14, 1998, Jefferson Pilot LifeAmerica Insurance Company is rated AAA by Standard & Poor's.

The information contained in the second paragraph under the heading "JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY" on page 11 of the Ensemble II prospectus is hereby amended to reflect that rating upgrade.